Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEO ($)(1)	Average Compensation Actually Paid to Non-PEO NEO ($)(1)	Total Shareholder Return(1)	Peer Group Total Shareholder Return(1)	Net Income ($)(1)	Company-Selected Measure (Adjusted Operating Margin) (%)(2)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023(3)	$17,271,266	$17,672,602	$3,122,065	$3,402,833	$180.19	$119.43	$1,171.4	12.0%
2022(3)	13,350,453	25,100,778	3,122,828	4,771,244	195.59	130.62	889.6	10.3%
2021(3)	11,181,748	11,598,468	2,857,547	2,484,180	156.50	142.11	897.0	9.1%
2020(3)	13,852,298	14,460,470	4,375,062	5,958,183	134.77	114.59	427.1	7.0%

Company Selected Measure Name	Adjusted operating margin
Named Executive Officers, Footnote	Martin H. Richenhagen was the Company’s PEO for the year ended December 31, 2020. Eric P. Hansotia was the Company’s PEO for the years ended December 31, 2021, 2022 and 2023. The individuals comprising the Non-PEO NEOs for each year presented are noted below:
•2023 - Damon J. Audia, Robert B. Crain, Torsten R.W. Dehner and Luis F.S. Felli
•2022 - Damon J. Audia, Andrew H. Beck, Robert B. Crain, Torsten R.W. Dehner and Hans-Bernd Veltmaat
•2021 - Andrew H. Beck, Robert B. Crain, Torsten R.W. Dehner and Hans-Bernd Veltmaat
•2020 - Andrew H. Beck, Robert B. Crain, Eric P. Hansotia and Hans-Bernd Veltmaat

PEO Total Compensation Amount	$ 17,271,266	$ 13,350,453	$ 11,181,748	$ 13,852,298
PEO Actually Paid Compensation Amount	$ 17,672,602	25,100,778	11,598,468	14,460,470
Adjustment To PEO Compensation, Footnote

	PEO	OTHER NEOS
Prior FYE Current FYE Fiscal Year	12/31/2022 12/31/2023 2023	12/31/2022 12/31/2023 2023
SCT Total	$17,271,266	$3,122,065
- Change in Pension Value in SCT	(2,567,180)	(77,816)
+ Pension Service Cost	521,890	142,249
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,252,255)	(1,024,451)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	12,863,580	1,424,318
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,797,424)	(290,445)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	632,725	106,913
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Compensation Actually Paid	$17,672,602	$3,402,833

Non-PEO NEO Average Total Compensation Amount	$ 3,122,065	3,122,828	2,857,547	4,375,062
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,402,833	4,771,244	2,484,180	5,958,183
Adjustment to Non-PEO NEO Compensation Footnote

	PEO	OTHER NEOS
Prior FYE Current FYE Fiscal Year	12/31/2022 12/31/2023 2023	12/31/2022 12/31/2023 2023
SCT Total	$17,271,266	$3,122,065
- Change in Pension Value in SCT	(2,567,180)	(77,816)
+ Pension Service Cost	521,890	142,249
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,252,255)	(1,024,451)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	12,863,580	1,424,318
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,797,424)	(290,445)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	632,725	106,913
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Compensation Actually Paid	$17,672,602	$3,402,833

Compensation Actually Paid vs. Total Shareholder Return
Cumulative Total Shareholder Return. For the four years summarized above, cumulative shareholder return was 180.19%. This compares to a decrease in compensation actually paid to our PEO from 2022 to 2023 of $7,428,176 (or 29.6%), an increase in compensation actually paid to our PEO from 2021 to 2022 of $13,502,310 (or 116.4%) and a decrease in compensation actually paid to our PEO from 2020 to 2021 of 2,862,002 (or 19.8%). Similarly, it compares to a decrease in average compensation actually paid to our other NEOs from 2022 to 2023 of $1,368,411 (or 28.7%), an increase in average compensation actually paid to our other NEOs of $2,287,064 (or 92.1%) from 2021 to 2022 and a decrease in average compensation actually paid to our other NEOs of 3,474,003 (or 58.3%) from 2020 to 2021. The decreases from 2022 to 2023 largely reflect a decrease in the fair value of equity awards. The increases from 2021 to 2022 largely reflect the increase in cumulative shareholder return and the corresponding increase in the fair value of equity awards and the decreases from 2020 to 2021 largely reflect a decrease in the fair value of equity awards. These comparisons are impacted by the timing and share prices at the time of awards, the performance goals that were embedded in those awards and the Company’s financial performance during the relevant periods, as well as the share prices at the times that fair value were determined. During the 2020 to 2023 four-year period, the cumulative shareholder return of the Company’s peer group was 119.43%. The difference between peer group performance and the Company’s largely is attributable to the Company’s improved adjusted operating margin combined with strong performance generally for the agricultural equipment industry.

Compensation Actually Paid vs. Net Income	Net Income. During the four years summarized above, the Company’s net income increased by $281.8 million (or 31.7%) between 2022 and 2023, decreased by $7.4 million (or 0.8%) between 2021 and 2022 and increased by 469.9 million (or 110.0%) between 2020 and 2021. A discussion of the factors that impacted net income is contained in our Form 10-K for the year ended December 31, 2023. Actual compensation paid to and earned by our PEO and other NEOs and the primary reasons for changes between years are described above. As a percentage of net income, our PEO and the average NEO’s compensation actually paid decreased from 2022 to 2023, increased from 2021 to 2022 and decreased from 2020 to 2021.
Compensation Actually Paid vs. Company Selected Measure
Company Selected Measure. The Company selected measure is adjusted operating margin. As discussed under “Compensation Discussion & Analysis – Description of Performance Measures,” this measure links to earnings and is key to increasing performance and stockholder value. This measure increased by 1.7 percentage points from 2022 to 2023, 1.2 percentage points from 2021 to 2022 and 2.1 percentage points from 2020 to 2021. We believe that total shareholder return for these periods compared to that of our peer group is a product of the increases in this measure, although there were other influences as well.

Total Shareholder Return Vs Peer Group
Cumulative Total Shareholder Return. For the four years summarized above, cumulative shareholder return was 180.19%. This compares to a decrease in compensation actually paid to our PEO from 2022 to 2023 of $7,428,176 (or 29.6%), an increase in compensation actually paid to our PEO from 2021 to 2022 of $13,502,310 (or 116.4%) and a decrease in compensation actually paid to our PEO from 2020 to 2021 of 2,862,002 (or 19.8%). Similarly, it compares to a decrease in average compensation actually paid to our other NEOs from 2022 to 2023 of $1,368,411 (or 28.7%), an increase in average compensation actually paid to our other NEOs of $2,287,064 (or 92.1%) from 2021 to 2022 and a decrease in average compensation actually paid to our other NEOs of 3,474,003 (or 58.3%) from 2020 to 2021. The decreases from 2022 to 2023 largely reflect a decrease in the fair value of equity awards. The increases from 2021 to 2022 largely reflect the increase in cumulative shareholder return and the corresponding increase in the fair value of equity awards and the decreases from 2020 to 2021 largely reflect a decrease in the fair value of equity awards. These comparisons are impacted by the timing and share prices at the time of awards, the performance goals that were embedded in those awards and the Company’s financial performance during the relevant periods, as well as the share prices at the times that fair value were determined. During the 2020 to 2023 four-year period, the cumulative shareholder return of the Company’s peer group was 119.43%. The difference between peer group performance and the Company’s largely is attributable to the Company’s improved adjusted operating margin combined with strong performance generally for the agricultural equipment industry.

Tabular List, Table

Most Important Company Performance Measures for Determining NEO Compensation
Adjusted operating margin(1)
RONA(1)
Revenue growth

Total Shareholder Return Amount	$ 180.19	195.59	156.50	134.77
Peer Group Total Shareholder Return Amount	119.43	130.62	142.11	114.59
Net Income (Loss)	$ 1,171,400,000	$ 889,600,000	$ 897,000,000.0	$ 427,100,000
Company Selected Measure Amount	0.120	0.103	0.091	0.070
PEO Name	Eric P. Hansotia	Eric P. Hansotia	Eric P. Hansotia	Martin H. Richenhagen
Additional 402(v) Disclosure	All balances are whole numbers except for net income, which are in millions.Adjusted operating margin and RONA are non-GAAP measures, and a reconciliation is provided to the closest U.S. GAAP measure in the appendix at the end of this proxy statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating margin(1)
Non-GAAP Measure Description	Adjusted operating margin is a non-GAAP measure, and a reconciliation is provided to the closest U.S. GAAP measure in the appendix at the end of this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	RONA(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue growth
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,567,180)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,890
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,252,255)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,863,580
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,797,424)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	632,725
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,816)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,249
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,024,451)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,424,318
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,445)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,913
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0